PURCHASE COMMITMENTS	12 Months Ended
Dec. 31, 2022
PURCHASE COMMITMENTS
PURCHASE COMMITMENTS

NOTE 20 – PURCHASE COMMITMENTS

The Company has entered into various purchase commitments amounting in the aggregate to approximately $125,224 as of December 31, 2022 (of which $35,963 corresponds to PP&E commitments).